Noncontrolling Interest (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Reconciliation of Beginning and Ending Balances of Non-Controlling Interest

The changes in noncontrolling interest on the Company’s unaudited Condensed Consolidated Balance Sheets were as follows:

Balance at December 31, 2012	$233
Net income attributable to noncontrolling interest	12
Effect of exchange rate changes	(28)

Balance at March 31, 2013	$217

A reconciliation of the beginning and ending balances of noncontrolling interest on the Company’s Consolidated Balance Sheets is presented below.

Balance at January 1, 2012	$—
Fair value of noncontrolling interest on the Transaction Date	233
Net loss attributable to noncontrolling interest	(1)
Effect of exchange rate changes	1

Balance at December 31, 2012	$233